Annual Total Returns	12 Months Ended
Dec. 31, 2025
Obra Opportunistic Structured Products ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	7.49%
Obra High Grade Structured Products ETF [Member]
Prospectus [Line Items]
Annual Return [Percent]	6.03%